Fees Summary	Jun. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 240,905,146.00
Previously Paid Amount	0.00
Total Fee Amount	33,269.00
Total Offset Amount	22,331.91
Net Fee	$ 10,937.09
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A